Warrants (Details) - Schedule of warrants activity - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Beginning Balance (in Dollars per share)	$ 17.60	$ 17.60
Weighted Average Exercise Price, Ending Balance (in Dollars per share)	$ 17.60	$ 17.60
Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Beginning Balance	125,000	125,000
Granted
Forfeited
Exercised
Redeemed
Outstanding, Ending Balance	125,000	125,000